Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2018
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Financial Assets at Fair Value Through Profit or Loss
7.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

December 31, 2018
Non-current
Financial assets mandatorily classified as at FVTPL
Derivative financial assets – warrants	$60,004

In July 2018, the Group acquired warrants to subscribe for ordinary shares of DotBio Pte. Ltd., as detailed in Note 15 (under the heading of “Nanyang Technological University